Assumptions to Determine Benefit Obligation and Net Periodic Benefit Cost (Parenthetical) (Detail) (Non-U.S.)	12 Months Ended
Dec. 31, 2013
Non-U.S.
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation	90.00%